ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Ageing analysis of accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Ageing analysis of accounts receivable
Accounts receivable	¥ 4,590,098	¥ 6,814,416
Less: allowance for credit losses	(1,498,651)	(1,517,099)
Accounts receivable, net	3,091,447	5,297,317
Up to 3 months
Ageing analysis of accounts receivable
Accounts receivable	2,198,699	4,315,046
3 months to 1 year
Ageing analysis of accounts receivable
Accounts receivable	727,822	649,209
Over 1 year
Ageing analysis of accounts receivable
Accounts receivable	¥ 1,663,577	¥ 1,850,161